PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 125.0%
Asset-Backed Securities 4.4%
Cayman Islands
Atlas Static Senior Loan Fund Ltd., Series 2022-01A, Class A, 144A, 3 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)	7.994%(c)	07/15/30	4,307	$4,329,971
Carlyle Global Market Strategies CLO Ltd., Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.634(c)	04/17/31	1,903	1,896,058
Madison Park Funding Ltd., Series 2015-18A, Class ARR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	6.614(c)	10/21/30	4,399	4,375,410
Neuberger Berman CLO Ltd., Series 2014-17A, Class AR2, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 1.030%)	6.704(c)	04/22/29	2,170	2,163,188
OFSI BSL Ltd., Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)	7.816(c)	01/20/35	2,500	2,517,515
Voya CLO Ltd.,
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.610(c)	04/25/31	1,320	1,315,033
Series 2015-03A, Class A1R, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.452%)	6.867(c)	10/20/31	4,900	4,881,756

Total Asset-Backed Securities (cost $21,317,852)				21,478,931
Convertible Bond 0.0%
Jamaica
Digicel Group Holdings Ltd., Sub. Notes, 144A, Cash coupon 7.000% (original cost $8,603; purchased 06/23/20 - 04/03/23)(f) (cost $8,603)	7.000	11/16/23(d)(oo)	45	2,261
Corporate Bonds 95.1%
Argentina 0.0%
YPF SA, Sr. Unsec’d. Notes, 144A	8.500	03/23/25	173	159,040

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Australia 0.1%
Mineral Resources Ltd., Sr. Unsec’d. Notes, 144A	9.250%	10/01/28	650	$650,000
Brazil 3.7%
Banco do Brasil SA, Sr. Unsec’d. Notes, 144A(aa)	4.875	01/11/29	1,250	1,153,125
Banco Votorantim SA, Sr. Unsec’d. Notes, 144A, MTN(aa)	4.500	09/24/24	1,120	1,094,374
Braskem Netherlands Finance BV,
Gtd. Notes(aa)	4.500	01/31/30	2,000	1,532,400
Gtd. Notes, 144A(aa)	8.500	01/12/31	815	763,003

CSN Inova Ventures, Gtd. Notes	6.750	01/28/28	750	686,025
Embraer Netherlands Finance BV,
Gtd. Notes, 144A(aa)	6.950	01/17/28	2,055	2,034,409
Sr. Unsec’d. Notes, 144A(aa)	7.000	07/28/30	1,180	1,147,845

Globo Comunicacao e Participacoes SA, Sr. Unsec’d. Notes	4.875	01/22/30	1,000	795,000
JSM Global Sarl, Gtd. Notes	4.750	10/20/30(d)	1,600	240,000
Light Servicos de Eletricidade SA/Light Energia SA, Gtd. Notes, 144A(aa)	4.375	06/18/26(d)	1,500	675,000
MARB BondCo PLC, Gtd. Notes, 144A(aa)	3.950	01/29/31	1,330	967,575
MercadoLibre, Inc., Gtd. Notes(aa)	3.125	01/14/31	1,326	1,002,864
Minerva Luxembourg SA, Gtd. Notes, 144A	8.875	09/13/33	1,000	979,450
NBM US Holdings, Inc., Gtd. Notes, 144A(aa)	7.000	05/14/26	1,000	992,470
Nexa Resources SA, Gtd. Notes	6.500	01/18/28	1,000	933,750
Petrobras Global Finance BV, Gtd. Notes(aa)	6.500	07/03/33	1,165	1,081,237
Rumo Luxembourg Sarl, Gtd. Notes	5.250	01/10/28	800	730,400

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Brazil (cont’d.)

Sitios Latinoamerica SAB de CV, Gtd. Notes	5.375%	04/04/32	500	$416,250
Tupy Overseas SA, Gtd. Notes	4.500	02/16/31	1,000	780,000
				18,005,177
Canada 4.5%
1011778 BC ULC/New Red Finance, Inc.,
Sec’d. Notes, 144A(aa)	4.000	10/15/30	575	468,987
Sr. Sec’d. Notes, 144A(aa)	3.500	02/15/29	1,965	1,675,162

Athabasca Oil Corp., Sec’d. Notes, 144A(aa)	9.750	11/01/26	1,765	1,822,362
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	6.000	02/15/28	1,950	1,720,875
Sr. Unsec’d. Notes, 144A(aa)	7.125	06/15/26	1,075	1,031,224
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	103	102,614
Sr. Unsec’d. Notes, 144A(aa)	7.500	02/01/29	1,025	949,406
Sr. Unsec’d. Notes, 144A(aa)	7.875	04/15/27	2,300	2,213,750
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A(aa)	4.875	02/15/30	1,275	969,000
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	475	370,500
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28	100	85,750
Gtd. Notes, 144A(aa)	4.375	08/15/29	900	767,250
Hudbay Minerals, Inc.,
Gtd. Notes, 144A	4.500	04/01/26	575	532,393
Gtd. Notes, 144A(aa)	6.125	04/01/29	1,210	1,079,925

Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., Sr. Sec’d. Notes, 144A	5.000	12/31/26	200	181,000
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A(aa)	4.625	03/01/30	825	671,344
Sr. Unsec’d. Notes, 144A(aa)	5.250	12/15/27	1,650	1,480,875

New Gold, Inc., Gtd. Notes, 144A(aa)	7.500	07/15/27	1,035	971,296
Parkland Corp., Gtd. Notes, 144A(aa)	4.500	10/01/29	1,625	1,397,662

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Canada (cont’d.)
Precision Drilling Corp.,
Gtd. Notes, 144A	6.875%	01/15/29	250	$231,250
Gtd. Notes, 144A(aa)	7.125	01/15/26	650	636,188
Ritchie Bros Holdings, Inc.,
Gtd. Notes, 144A	7.750	03/15/31	525	525,000
Sr. Sec’d. Notes, 144A	6.750	03/15/28	150	147,000

Superior Plus LP/Superior General Partner, Inc., Gtd. Notes, 144A(aa)	4.500	03/15/29	2,000	1,700,000
				21,730,813
Chile 0.5%
Falabella SA, Sr. Unsec’d. Notes	3.375	01/15/32	1,000	695,940
Mercury Chile Holdco LLC, Sr. Sec’d. Notes, 144A(aa)	6.500	01/24/27	1,000	895,377
VTR Comunicaciones SpA, Sr. Sec’d. Notes	4.375	04/15/29	1,000	433,110
VTR Finance NV, Sr. Unsec’d. Notes, 144A	6.375	07/15/28	705	121,154
				2,145,581
China 0.5%
Agile Group Holdings Ltd., Sr. Sec’d. Notes	6.050	10/13/25	1,120	79,800
China Hongqiao Group Ltd., Gtd. Notes	6.250	06/08/24	1,100	1,071,708
Country Garden Holdings Co. Ltd., Sr. Sec’d. Notes	6.150	09/17/25(d)	1,620	62,208
Sunac China Holdings Ltd.,
Sr. Sec’d. Notes	6.500	01/10/25(d)	650	87,750
Sr. Sec’d. Notes	6.500	01/26/26(d)	770	105,875
Sr. Sec’d. Notes	7.250	06/14/22(d)	365	50,187

West China Cement Ltd., Gtd. Notes	4.950	07/08/26	1,143	779,526

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
China (cont’d.)
Yuzhou Group Holdings Co. Ltd.,
Sr. Sec’d. Notes	7.700%	02/20/25(d)		900	$54,000
Sr. Sec’d. Notes	8.500	02/26/24(d)		400	24,000
					2,315,054
Colombia 1.1%
AI Candelaria Spain SA, Sr. Sec’d. Notes, 144A(aa)	5.750	06/15/33		1,440	976,680
Ecopetrol SA,
Sr. Unsec’d. Notes	4.625	11/02/31		500	373,250
Sr. Unsec’d. Notes(aa)	5.375	06/26/26		975	930,857
Sr. Unsec’d. Notes(aa)	6.875	04/29/30		1,400	1,255,030
Sr. Unsec’d. Notes	8.875	01/13/33		690	659,640

SierraCol Energy Andina LLC, Gtd. Notes, 144A(aa)	6.000	06/15/28		1,700	1,307,062
					5,502,519
Costa Rica 0.1%
Autopistas del Sol SA, Sr. Sec’d. Notes	7.375	12/30/30		295	257,775
Instituto Costarricense de Electricidad, Sr. Unsec’d. Notes, 144A	6.750	10/07/31		270	249,750
					507,525
Czech Republic 0.1%
Energo-Pro A/S, Sr. Unsec’d. Notes, 144A	8.500	02/04/27		700	659,750
France 1.1%
Altice France SA, Sr. Sec’d. Notes	3.375	01/15/28	EUR	3,125	2,379,882
Emeria SASU,
Sr. Sec’d. Notes	7.750	03/31/28	EUR	700	675,728
Sr. Sec’d. Notes, 144A(aa)	7.750	03/31/28	EUR	1,500	1,447,989

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
France (cont’d.)

Midco GB SASU, Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750%	11/01/27	EUR	1,050	$1,033,312
					5,536,911
Germany 1.2%
Douglas GmbH,
Sr. Sec’d. Notes	6.000	04/08/26	EUR	1,425	1,433,126
Sr. Sec’d. Notes, 144A	6.000	04/08/26	EUR	540	543,011

Kirk Beauty SUN GmbH, Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250	10/01/26	EUR	536	521,299
Techem Verwaltungsgesellschaft 675 mbH, Sr. Sec’d. Notes	2.000	07/15/25	EUR	1,800	1,827,216
Wintershall Dea Finance 2 BV, Gtd. Notes, Series NC8	3.000(ff)	07/20/28(oo)	EUR	2,000	1,710,165
					6,034,817
Ghana 0.3%
Tullow Oil PLC, Sr. Sec’d. Notes, 144A (aa)	10.250	05/15/26		1,716	1,470,398
Guatemala 0.6%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Gtd. Notes	5.250	04/27/29		1,000	878,370
CT Trust, Sr. Sec’d. Notes, 144A	5.125	02/03/32		1,160	887,400
Millicom International Cellular SA, Sr. Unsec’d. Notes, 144A	4.500	04/27/31		1,200	894,360
					2,660,130
India 2.1%
ABJA Investment Co. Pte Ltd., Gtd. Notes(aa)	5.950	07/31/24		651	647,172
Clean Renewable Power Mauritius Pte Ltd., Sr. Sec’d. Notes, 144A	4.250	03/25/27		1,193	1,016,881

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
India (cont’d.)
Delhi International Airport Ltd., Sr. Sec’d. Notes, 144A(aa)	6.450%	06/04/29	1,205	$1,091,682
GMR Hyderabad International Airport Ltd., Sr. Sec’d. Notes(aa)	4.250	10/27/27	1,460	1,280,318
Greenko Power II Ltd., Sr. Sec’d. Notes	4.300	12/13/28	928	778,033
HDFC Bank Ltd., Jr. Sub. Notes, 144A(aa)	3.700(ff)	08/25/26(oo)	2,135	1,837,189
HPCL-Mittal Energy Ltd., Sr. Unsec’d. Notes(aa)	5.250	04/28/27	2,000	1,861,820
India Cleantech Energy, Sec’d. Notes	4.700	08/10/26	751	652,839
Periama Holdings LLC, Gtd. Notes	5.950	04/19/26	770	722,837
Vedanta Resources Finance II PLC, Gtd. Notes	13.875	01/21/24	310	276,008
				10,164,779
Indonesia 0.1%
Pertamina Geothermal Energy PT, Sr. Unsec’d. Notes, 144A	5.150	04/27/28	530	512,022
Israel 0.7%
Energian Israel Finance Ltd.,
Sr. Sec’d. Notes, 144A(aa)	5.375	03/30/28	2,250	1,836,562
Sr. Sec’d. Notes, 144A	5.875	03/30/31	500	396,875

Leviathan Bond Ltd., Sr. Sec’d. Notes, 144A(aa)	6.750	06/30/30	1,110	911,468
				3,144,905
Jamaica 0.5%
Digicel Group Holdings Ltd., Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% (original cost $40,062; purchased 06/23/20)(f)	8.000	04/01/25(d)	186	37,146

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Jamaica (cont’d.)
Digicel International Finance Ltd./Digicel International Holdings Ltd.,
Gtd. Notes, 144A (original cost $121,133; purchased 05/22/20)(f)	8.000%	12/31/26(d)		174	$3,480
Gtd. Notes, 144A, Cash coupon 13.000% (original cost $606,423; purchased 10/19/23)(f)	13.000	12/31/25(d)		866	597,779
Sr. Sec’d. Notes, 144A (original cost $1,283,723; purchased 10/19/23)(f)	8.750	05/25/24		1,420	1,300,623
Sr. Sec’d. Notes, 144A (original cost $412,003; purchased 10/19/23)(f)	8.750	05/25/24		436	399,255

Digicel Ltd., Gtd. Notes, 144A	6.750	03/01/23(d)		5,020	125,500
					2,463,783
Japan 0.3%
Nissan Motor Co. Ltd., Sr. Unsec’d. Notes, 144A	4.810	09/17/30		650	550,647
SoftBank Group Corp., Sr. Unsec’d. Notes	3.875	07/06/32	EUR	1,400	1,106,857
					1,657,504
Kuwait 0.2%
Kuwait Projects Co. SPC Ltd.,
Gtd. Notes	4.229	10/29/26		925	792,355
Gtd. Notes, EMTN	4.500	02/23/27		200	167,574
					959,929
Luxembourg 1.5%
Altice Financing SA,
Sr. Sec’d. Notes	2.250	01/15/25	EUR	700	712,158
Sr. Sec’d. Notes	3.000	01/15/28	EUR	800	686,813

Altice Finco SA, Sec’d. Notes	4.750	01/15/28	EUR	1,700	1,330,388
Altice France Holding SA, Sr. Sec’d. Notes	8.000	05/15/27	EUR	1,575	908,247

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Luxembourg (cont’d.)

Galapagos SA, Sr. Sec’d. Notes	0.000%(cc)	06/15/21(d)	EUR	315	$1,664
LHMC Finco 2 Sarl, Sr. Sec’d. Notes, Cash coupon 7.250% or PIK 8.000%	7.250	10/02/25	EUR	1,023	1,040,605
Summer BC Holdco B Sarl, Sr. Sec’d. Notes	5.750	10/31/26	EUR	2,925	2,792,954
					7,472,829
Macau 0.8%
MGM China Holdings Ltd.,
Sr. Unsec’d. Notes, 144A	4.750	02/01/27		525	459,336
Sr. Unsec’d. Notes, 144A	5.250	06/18/25		325	309,270

Sands China Ltd., Sr. Unsec’d. Notes	5.650	08/08/28		1,534	1,414,731
Wynn Macau Ltd.,
Sr. Unsec’d. Notes, 144A	5.125	12/15/29		1,000	779,360
Sr. Unsec’d. Notes, 144A	5.500	01/15/26		1,000	921,520
					3,884,217
Malaysia 0.4%
Gohl Capital Ltd., Gtd. Notes	4.250	01/24/27		1,889	1,726,640
Mexico 5.6%
Banco Mercantil del Norte SA,
Jr. Sub. Notes	7.500(ff)	06/27/29(oo)		600	513,000
Jr. Sub. Notes, 144A(aa)	6.625(ff)	01/24/32(oo)		1,485	1,121,175

Braskem Idesa SAPI, Sr. Sec’d. Notes, 144A(aa)	7.450	11/15/29		1,750	1,108,100
Cemex SAB de CV,
Gtd. Notes	5.450	11/19/29		930	860,831
Sub. Notes	9.125(ff)	03/14/28(oo)		1,000	1,021,250

Comision Federal de Electricidad, Gtd. Notes, 144A	4.688	05/15/29		605	535,425
Electricidad Firme de Mexico Holdings SA de CV, Sr. Sec’d. Notes, 144A(aa)	4.900	11/20/26		1,000	864,340

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Mexico (cont’d.)
Mexico City Airport Trust,
Sr. Sec’d. Notes(aa)	3.875%	04/30/28		2,230	$1,968,376
Sr. Sec’d. Notes	5.500	07/31/47		670	476,712

Nemak SAB de CV, Sr. Unsec’d. Notes, 144A(aa)	3.625	06/28/31		1,230	902,512
Petroleos Mexicanos,
Gtd. Notes(aa)	5.350	02/12/28		2,500	2,008,375
Gtd. Notes(aa)	6.490	01/23/27		3,758	3,318,840
Gtd. Notes(aa)	6.500	03/13/27		2,720	2,389,017
Gtd. Notes(aa)	6.500	06/02/41		2,100	1,229,235
Gtd. Notes	6.700	02/16/32		545	397,850
Gtd. Notes	10.000	02/07/33		145	129,268
Gtd. Notes, EMTN(aa)	2.750	04/21/27	EUR	1,915	1,568,266
Gtd. Notes, MTN(aa)	6.750	09/21/47		1,825	1,032,950
Gtd. Notes, MTN(aa)	6.875	08/04/26		3,200	2,938,400

Tierra Mojada Luxembourg II Sarl, Sr. Sec’d. Notes, 144A	5.750	12/01/40		1,814	1,437,046
Total Play Telecomunicaciones SA de CV,
Gtd. Notes, 144A(aa)	6.375	09/20/28		910	430,685
Sr. Unsec’d. Notes, 144A(aa)	7.500	11/12/25		1,355	975,559
					27,227,212
Morocco 0.1%
OCP SA,
Sr. Unsec’d. Notes	6.875	04/25/44		280	228,900
Sr. Unsec’d. Notes, 144A	3.750	06/23/31		200	156,586
					385,486
Netherlands 0.5%
VEON Holdings BV, Sr. Unsec’d. Notes, 144A(aa)	3.375	11/25/27		920	654,092
WP/AP Telecom Holdings III BV, Sr. Unsec’d. Notes, 144A	5.500	01/15/30	EUR	1,917	1,689,071
					2,343,163

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Nigeria 0.1%
IHS Holding Ltd., Gtd. Notes, 144A	6.250%	11/29/28		645	$472,430
Panama 0.2%
AES Panama Generation Holdings SRL, Sr. Sec’d. Notes, 144A	4.375	05/31/30		382	309,363
C&W Senior Financing DAC, Sr. Unsec’d. Notes	6.875	09/15/27		750	641,100
					950,463
Peru 0.5%
InRetail Consumer, Sr. Sec’d. Notes	3.250	03/22/28		800	667,856
Kallpa Generacion SA, Gtd. Notes(aa)	4.125	08/16/27		1,000	898,750
Minsur SA, Sr. Unsec’d. Notes	4.500	10/28/31		750	606,000
					2,172,606
Russia 0.0%
Alfa Bank AO Via Alfa Bond Issuance PLC,
Sub. Notes	5.950	04/15/30		1,500	75,000
Sub. Notes, 144A	5.950	04/15/30		985	49,250

Sovcombank Via SovCom Capital DAC, Jr. Sub. Notes, 144A	7.600	02/17/27(oo)		1,500	54,188
					178,438
Saudi Arabia 0.3%
Arabian Centres Sukuk Ltd., Gtd. Notes, 144A	5.375	11/26/24		1,635	1,559,892
Slovenia 0.7%
United Group BV,
Sr. Sec’d. Notes(aa)	3.125	02/15/26	EUR	2,900	2,780,512
Sr. Sec’d. Notes, 144A(aa)	3.125	02/15/26	EUR	850	814,978
					3,595,490

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
South Africa 2.0%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN(aa)	6.350%	08/10/28		2,080	$1,882,400
Sr. Unsec’d. Notes(aa)	7.125	02/11/25		1,270	1,244,600
Sr. Unsec’d. Notes, MTN(aa)	8.450	08/10/28		1,240	1,171,490
Sasol Financing USA LLC,
Gtd. Notes(aa)	4.375	09/18/26		790	695,200
Gtd. Notes(aa)	6.500	09/27/28		1,930	1,695,505
Gtd. Notes, 144A(aa)	8.750	05/03/29		2,100	1,996,642

Transnet SOC Ltd., Sr. Unsec’d. Notes, 144A(aa)	8.250	02/06/28		1,235	1,167,075
					9,852,912
Spain 0.0%
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750%	12.750	11/30/27(d)	EUR	673	54,942
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 11.625%	13.625	11/30/27(d)		224	18,786
					73,728
Sweden 0.6%
Preem Holdings AB, Sr. Unsec’d. Notes, 144A (aa)	12.000	06/30/27	EUR	2,520	2,854,261
Switzerland 0.3%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	7.875	05/01/27		1,450	1,111,063
Sr. Unsec’d. Notes, 144A	9.500	06/01/28		550	420,750
					1,531,813
Thailand 0.6%
Bangkok Bank PCL, Jr. Sub. Notes, 144A, MTN (aa)	5.000(ff)	09/23/25(oo)		3,016	2,812,330

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Turkey 0.9%
Aydem Yenilenebilir Enerji A/S, Sr. Sec’d. Notes, 144A(aa)	7.750%	02/02/27		1,140	$996,064
Eldorado Gold Corp., Sr. Unsec’d. Notes, 144A(aa)	6.250	09/01/29		1,250	1,067,187
KOC Holding A/S, Sr. Unsec’d. Notes, 144A(aa)	6.500	03/11/25		1,000	987,500
Turkiye Sinai Kalkinma Bankasi A/S, Sr. Unsec’d. Notes, 144A, MTN(aa)	9.375	10/19/28		1,000	1,015,000
WE Soda Investments Holding PLC, Sr. Sec’d. Notes, 144A	9.500	10/06/28		500	499,125
					4,564,876
Ukraine 0.2%
NAK Naftogaz Ukraine via Kondor Finance PLC,
Sr. Unsec’d. Notes(aa)	7.125	07/19/26(d)	EUR	1,035	514,713
Sr. Unsec’d. Notes	7.625	11/08/28(d)		830	394,250
					908,963
United Arab Emirates 0.3%
DP World Salaam, Jr. Sub. Notes	6.000(ff)	10/01/25(oo)		1,620	1,581,541
United Kingdom 6.5%
Bellis Finco PLC,
Gtd. Notes	4.000	02/16/27	GBP	1,275	1,145,630
Sr. Unsec’d. Notes, 144A(aa)	4.000	02/16/27	GBP	3,300	2,965,161

Connect Finco Sarl/Connect US Finco LLC, Sr. Sec’d. Notes, 144A	6.750	10/01/26		800	744,816
Constellation Automotive Financing PLC, Sr. Sec’d. Notes	4.875	07/15/27	GBP	900	845,100
eG Global Finance PLC,
Sr. Sec’d. Notes, 144A(aa)	4.375	02/07/25	EUR	971	1,001,314
Sr. Sec’d. Notes, 144A(aa)	8.500	10/30/25		1,551	1,523,857
Jerrold Finco PLC,
Sr. Sec’d. Notes	5.250	01/15/27	GBP	2,275	2,396,278
Sr. Sec’d. Notes, 144A(aa)	5.250	01/15/27	GBP	1,325	1,379,018
Macquarie Airfinance Holdings Ltd.,
Sr. Unsec’d. Notes, 144A	8.125	03/30/29		250	245,490

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)
Macquarie Airfinance Holdings Ltd., (cont’d.)
Sr. Unsec’d. Notes, 144A(aa)	8.375%	05/01/28		975	$969,111

Motion Bondco DAC, Gtd. Notes, 144A	6.625	11/15/27		250	223,750
Sherwood Financing PLC, Sr. Sec’d. Notes, 144A(aa)	6.000	11/15/26	GBP	1,350	1,360,796
TalkTalk Telecom Group Ltd., Gtd. Notes(aa)	3.875	02/20/25	GBP	4,000	3,673,698
Very Group Funding PLC (The), Sr. Sec’d. Notes, 144A(aa)	6.500	08/01/26	GBP	3,275	3,224,285
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes	4.125	08/15/30	GBP	1,925	1,856,354
Sr. Sec’d. Notes	4.250	01/15/30	GBP	2,170	2,123,499

Virgin Media Vendor Financing Notes III DAC, Sr. Sec’d. Notes	4.875	07/15/28	GBP	3,725	3,782,809
Zenith Finco PLC, Sr. Sec’d. Notes, 144A(aa)	6.500	06/30/27	GBP	2,250	2,114,163
					31,575,129
United States 54.5%
ACCO Brands Corp., Gtd. Notes, 144A(aa)	4.250	03/15/29		1,225	1,015,924
Adams Homes, Inc., Sr. Unsec’d. Notes, 144A	9.250	10/15/28		625	610,452
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29		625	467,301
Gtd. Notes, 144A(aa)	5.125	03/01/30		925	703,684
Gtd. Notes, 144A(aa)	6.125	08/01/28		655	541,408

Adient Global Holdings Ltd., Sr. Sec’d. Notes, 144A	7.000	04/15/28		450	441,792
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28		725	664,266
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26		625	620,923
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	6.500	02/15/28		150	147,259

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A(aa)	6.625%	07/15/26		1,790	$1,675,754
Sr. Unsec’d. Notes, 144A	6.000	06/01/29		400	289,160
Sr. Unsec’d. Notes, 144A(aa)	9.750	07/15/27		2,575	2,242,563

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Sec’d. Notes, 144A(aa)	3.625	06/01/28	EUR	3,225	2,738,941
Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26		600	537,969
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes(aa)	7.875	12/15/24(d)		6,450	645
AMC Networks, Inc., Gtd. Notes(aa)	5.000	04/01/24		1,000	993,734
American Airlines, Inc., Sr. Sec’d. Notes, 144A	7.250	02/15/28		400	372,434
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A(aa)	5.750	04/20/29		1,700	1,533,536
American Axle & Manufacturing, Inc., Gtd. Notes	6.250	03/15/26		593	573,003
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes(aa)	5.750	05/20/27		925	849,836
Sr. Unsec’d. Notes(aa)	5.875	08/20/26		1,125	1,054,737

AMN Healthcare, Inc., Gtd. Notes, 144A	4.000	04/15/29		800	666,366
Amsted Industries, Inc., Sr. Unsec’d. Notes, 144A(aa)	4.625	05/15/30		1,475	1,204,517
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29		225	205,071
Gtd. Notes, 144A(aa)	5.750	01/15/28		2,750	2,581,646
Antero Resources Corp.,
Gtd. Notes, 144A(aa)	5.375	03/01/30		925	844,717
Gtd. Notes, 144A(aa)	7.625	02/01/29		1,164	1,179,901

Arsenal AIC Parent LLC, Sr. Sec’d. Notes, 144A	8.000	10/01/30		250	246,860
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27		368	465,157

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Ascent Resources Utica Holdings LLC/ARU Finance Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A(aa)	8.250%	12/31/28		2,275	$2,259,297
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A(aa)	4.625	08/01/29		1,425	1,155,115
Sr. Unsec’d. Notes, 144A	4.625	04/01/30		150	117,088
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.250	09/30/28		425	288,905
Sr. Unsec’d. Notes, 144A	7.500	09/30/29		275	148,583
At Home Group, Inc.,
Gtd. Notes, 144A	7.125	07/15/29		375	78,083
Sr. Sec’d. Notes, 144A	4.875	07/15/28		150	51,298

ATI, Inc., Sr. Unsec’d. Notes	7.250	08/15/30		250	240,790
B&G Foods, Inc.,
Gtd. Notes(aa)	5.250	09/15/27		3,170	2,608,981
Sr. Sec’d. Notes, 144A	8.000	09/15/28		625	609,437

Banff Merger Sub, Inc., Sr. Unsec’d. Notes(aa)	8.375	09/01/26	EUR	2,550	2,571,645
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(aa)	5.000	01/30/28		1,450	536,500
Gtd. Notes, 144A	5.000	02/15/29		125	43,438
Gtd. Notes, 144A(aa)	5.250	01/30/30		2,225	770,406
Gtd. Notes, 144A(aa)	5.250	02/15/31		1,600	560,000
Gtd. Notes, 144A(aa)	6.250	02/15/29		3,540	1,283,250
Gtd. Notes, 144A	7.000	01/15/28		250	102,500

Beacon Roofing Supply, Inc., Sr. Sec’d. Notes, 144A	6.500	08/01/30		225	214,944
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		75	66,981
Gtd. Notes(aa)	6.750	03/15/25		575	569,881
Gtd. Notes(aa)	7.250	10/15/29		1,650	1,505,733
Boeing Co. (The),
Sr. Unsec’d. Notes(aa)	5.805	05/01/50		880	758,313
Sr. Unsec’d. Notes	5.930	05/01/60		275	231,339

Brand Industrial Services, Inc., Sr. Sec’d. Notes, 144A	10.375	08/01/30		200	198,723
Bread Financial Holdings, Inc., Gtd. Notes, 144A(aa)	4.750	12/15/24		1,575	1,525,949
Brinker International, Inc., Gtd. Notes, 144A(aa)	8.250	07/15/30		1,050	1,013,852

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

C&S Group Enterprises LLC, Gtd. Notes, 144A(aa)	5.000%	12/15/28	950	$735,480
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25	125	123,019
Sr. Sec’d. Notes, 144A(aa)	7.000	02/15/30	1,925	1,852,848
Sr. Unsec’d. Notes, 144A(aa)	4.625	10/15/29	1,325	1,089,688
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	325	262,368
Sr. Unsec’d. Notes, 144A(aa)	5.125	03/15/28	6,425	5,750,144

Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28	725	676,931
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	2,400	2,136,000
Sr. Sec’d. Notes, 144A	7.000	08/15/29	125	122,500

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	325	308,260
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes(aa)	4.500	05/01/32	1,300	994,844
Sr. Unsec’d. Notes, 144A(aa)	4.250	02/01/31	2,550	1,984,116
Sr. Unsec’d. Notes, 144A	4.250	01/15/34	609	439,687
Sr. Unsec’d. Notes, 144A	4.500	06/01/33	750	559,502
Sr. Unsec’d. Notes, 144A(aa)	4.750	03/01/30	3,050	2,516,619
Sr. Unsec’d. Notes, 144A(aa)	5.000	02/01/28	3,575	3,199,833
Sr. Unsec’d. Notes, 144A(aa)	5.125	05/01/27	1,000	919,952

CDI Escrow Issuer, Inc., Sr. Unsec’d. Notes, 144A	5.750	04/01/30	200	179,005
Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	375	386,350
Sr. Sec’d. Notes, 144A(aa)	7.500	01/01/30	1,045	1,026,735

Cheniere Energy, Inc., Sr. Sec’d. Notes(aa)	4.625	10/15/28	2,550	2,330,396
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.875	02/01/29	475	447,335
Gtd. Notes, 144A	6.750	04/15/29	675	661,467

Churchill Downs, Inc., Gtd. Notes, 144A	6.750	05/01/31	400	373,535
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A(aa)	7.000	06/15/25	1,325	1,303,117

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375%	07/01/28	800	$805,742
Gtd. Notes, 144A	8.625	11/01/30	350	356,238

Clarios Global LP/Clarios US Finance Co., Gtd. Notes, 144A	8.500	05/15/27	425	418,795
Clarivate Science Holdings Corp., Gtd. Notes, 144A	4.875	07/01/29	725	611,276
Cleveland-Cliffs, Inc., Gtd. Notes, 144A(aa)	6.750	04/15/30	925	858,678
CMG Media Corp., Gtd. Notes, 144A(aa)	8.875	12/15/27	1,895	1,472,825
CNX Midstream Partners LP, Gtd. Notes, 144A	4.750	04/15/30	175	144,226
CNX Resources Corp., Gtd. Notes, 144A(aa)	7.250	03/14/27	1,325	1,304,818
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	700	598,490
Gtd. Notes, 144A(aa)	6.750	03/01/29	1,000	910,894

Cornerstone Building Brands, Inc., Gtd. Notes, 144A(aa)	6.125	01/15/29	550	403,330
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A, Cash coupon 8.250% and PIK 2.000% (original cost $2,070,247; purchased 03/19/19)(aa)(f)	10.250	09/01/27(d)	2,103	1,791,588
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.250	05/01/26	125	120,919
Gtd. Notes, 144A	9.250	02/15/28	700	709,874

CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.000	05/01/29	179	168,650
CSC Holdings LLC,
Gtd. Notes, 144A(aa)	4.125	12/01/30	900	603,015
Gtd. Notes, 144A	5.500	04/15/27	1,000	834,981
Sr. Unsec’d. Notes, 144A(aa)	4.625	12/01/30	4,050	2,047,689
Dana, Inc.,
Sr. Unsec’d. Notes	4.250	09/01/30	450	356,851
Sr. Unsec’d. Notes	4.500	02/15/32	725	567,491
DaVita, Inc.,
Gtd. Notes, 144A(aa)	3.750	02/15/31	1,225	881,048
Gtd. Notes, 144A(aa)	4.625	06/01/30	2,900	2,273,663

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A	8.500%	10/01/30	350	$339,430
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $3,927,328; purchased 07/18/19 - 02/27/20)(aa)(f)	6.625	08/15/27(d)	4,125	41,651
Sec’d. Notes, 144A (original cost $2,387,283; purchased 07/18/19 - 07/05/22)(f)	5.375	08/15/26(d)	3,150	35,334
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	975	501,274
Gtd. Notes(aa)	7.375	07/01/28	515	289,384
Gtd. Notes(aa)	7.750	07/01/26	2,910	1,948,282

DISH Network Corp., Sr. Sec’d. Notes, 144A(aa)	11.750	11/15/27	1,100	1,089,488
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	750	516,278
Gtd. Notes(aa)	9.750	06/15/25	1,375	1,334,356
Sr. Unsec’d. Notes	4.750	05/01/24	50	46,925
Sr. Unsec’d. Notes	4.750	02/15/28	575	418,858

Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	725	688,141
Embecta Corp.,
Sr. Sec’d. Notes, 144A	5.000	02/15/30	550	436,559
Sr. Sec’d. Notes, 144A	6.750	02/15/30	300	248,670

Energizer Holdings, Inc., Gtd. Notes, 144A(aa)	4.375	03/31/29	1,725	1,415,112
Energy Transfer LP, Jr. Sub. Notes, Series G(aa)	7.125(ff)	05/15/30(oo)	1,275	1,072,122
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A(aa)	6.500	07/01/27	1,480	1,445,508
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	200	198,668
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	200	196,857
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A(aa)	6.750	01/15/30	2,050	1,629,094
Sr. Sec’d. Notes, 144A	4.625	01/15/29	650	547,681

Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A(aa)	7.875	11/15/25	1,350	1,274,210

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Ford Motor Co.,
Sr. Unsec’d. Notes(aa)	3.250%	02/12/32	3,000	$2,261,189
Sr. Unsec’d. Notes(aa)	4.750	01/15/43	3,113	2,159,240
Sr. Unsec’d. Notes(aa)	5.291	12/08/46	3,825	2,778,074
Sr. Unsec’d. Notes(aa)	7.400	11/01/46	1,000	939,634
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.375	11/13/25	800	746,458
Sr. Unsec’d. Notes(aa)	4.950	05/28/27	1,000	937,267
Sr. Unsec’d. Notes	6.800	05/12/28	200	199,499
Sr. Unsec’d. Notes	6.950	03/06/26	425	426,244
Forestar Group, Inc.,
Gtd. Notes, 144A(aa)	3.850	05/15/26	1,025	916,349
Gtd. Notes, 144A(aa)	5.000	03/01/28	800	704,383

Forward Air Corp., Sr. Sec’d. Notes, 144A(aa)	9.500	10/15/31	1,700	1,657,224
Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000	03/01/29	500	412,425
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	325	299,109
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	300	301,036
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	250	191,242
Gtd. Notes, 144A(aa)	3.875	10/01/31	1,850	1,332,930

Global Partners LP/GLP Finance Corp., Gtd. Notes	6.875	01/15/29	450	399,974
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A(aa)	7.625	04/15/26	2,150	2,156,252
Gray Television, Inc., Gtd. Notes, 144A(aa)	5.875	07/15/26	1,315	1,171,471
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	7.750	09/01/30	300	294,717
Griffon Corp., Gtd. Notes(aa)	5.750	03/01/28	850	767,753
GTCR W-2 Merger Sub LLC, Sr. Sec’d. Notes, 144A	7.500	01/15/31	525	517,706
H&E Equipment Services, Inc., Gtd. Notes, 144A(aa)	3.875	12/15/28	2,400	2,033,454
Hecla Mining Co., Gtd. Notes(aa)	7.250	02/15/28	605	581,349

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Hertz Corp. (The),
Gtd. Notes, 144A	4.625%	12/01/26	325	$274,314
Gtd. Notes, 144A	5.000	12/01/29	650	467,274
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	325	292,690
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	700	621,759
Sr. Unsec’d. Notes, 144A(aa)	6.000	02/01/31	1,325	1,161,100
Sr. Unsec’d. Notes, 144A(aa)	6.250	11/01/28	900	841,498
Sr. Unsec’d. Notes, 144A(aa)	6.250	04/15/32	875	763,782

Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	4.000	05/01/31	700	578,376
Howard Hughes Corp. (The),
Gtd. Notes, 144A(aa)	4.125	02/01/29	1,150	932,742
Gtd. Notes, 144A(aa)	4.375	02/01/31	800	614,620

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A(aa)	5.250	04/15/29	1,875	1,478,338
iHeartCommunications, Inc., Sr. Sec’d. Notes(aa)	6.375	05/01/26	1,500	1,222,405
International Game Technology PLC, Sr. Sec’d. Notes, 144A(aa)	6.250	01/15/27	750	728,503
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	675	574,656
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	375	313,807

Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A(aa)	5.000	08/15/28	1,500	1,201,013
KB Home,
Gtd. Notes	4.000	06/15/31	400	313,728
Gtd. Notes(aa)	4.800	11/15/29	2,500	2,166,204

Knife River Corp., Sr. Unsec’d. Notes, 144A	7.750	05/01/31	350	348,766
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	325	269,058
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	500	427,186
Sr. Sec’d. Notes, 144A	9.500	11/01/28	225	218,892
Sr. Unsec’d. Notes, 144A	8.250	11/01/29	450	334,125
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	575	499,940

LBM Acquisition LLC, Gtd. Notes, 144A	6.250	01/15/29	475	375,293

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875%	05/01/29	750	$629,885
Sr. Unsec’d. Notes, 144A	8.250	08/01/31	450	430,130

LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	775	429,900
Level 3 Financing, Inc.,
Gtd. Notes, 144A	4.625	09/15/27	1,500	1,010,231
Sr. Sec’d. Notes, 144A	3.400	03/01/27	175	162,752

LifePoint Health, Inc., Gtd. Notes, 144A	5.375	01/15/29	1,000	604,462
Light & Wonder International, Inc., Gtd. Notes, 144A	7.500	09/01/31	350	341,868
Likewize Corp., Sr. Sec’d. Notes, 144A(aa)	9.750	10/15/25	790	785,310
Lindblad Expeditions Holdings, Inc., Sr. Sec’d. Notes, 144A	9.000	05/15/28	575	562,118
LPL Holdings, Inc., Gtd. Notes, 144A(aa)	4.625	11/15/27	1,040	951,684
M/I Homes, Inc., Gtd. Notes(aa)	4.950	02/01/28	1,025	919,429
Masonite International Corp.,
Gtd. Notes, 144A	3.500	02/15/30	400	317,000
Gtd. Notes, 144A	5.375	02/01/28	230	211,186

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875	08/15/26	750	702,680
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A(aa)	11.500	09/01/28	1,100	1,073,695
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	450	359,841
Medline Borrower LP,
Sr. Sec’d. Notes, 144A(aa)	3.875	04/01/29	1,200	1,012,713
Sr. Unsec’d. Notes, 144A(aa)	5.250	10/01/29	1,400	1,192,051

Metis Merger Sub LLC, Sr. Unsec’d. Notes, 144A(aa)	6.500	05/15/29	2,850	2,326,222
MGM Resorts International,
Gtd. Notes(aa)	4.750	10/15/28	2,238	1,953,687
Gtd. Notes	5.750	06/15/25	25	24,459
Gtd. Notes	6.750	05/01/25	125	124,295

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A(aa)	4.875%	05/01/29		1,125	$937,201
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A	5.500	02/01/30		400	317,438
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A(aa)	5.500	09/01/28		1,025	856,182
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250	01/15/26		575	537,625
Gtd. Notes, 144A	7.500	01/15/28		325	286,000
Nabors Industries, Inc.,
Gtd. Notes(aa)	5.750	02/01/25		1,725	1,674,346
Gtd. Notes, 144A(aa)	7.375	05/15/27		925	865,114
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A(aa)	5.125	12/15/30		1,575	1,280,006
Gtd. Notes, 144A	5.500	08/15/28		390	344,436
Navient Corp.,
Sr. Unsec’d. Notes	6.750	06/25/25		375	366,242
Sr. Unsec’d. Notes	9.375	07/25/30		350	329,938
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A	5.875	02/15/27		500	460,000
Sr. Sec’d. Notes, 144A	8.125	01/15/29		225	219,094
Sr. Sec’d. Notes, 144A	8.375	02/01/28		1,575	1,561,219
NCR Voyix Corp.,
Gtd. Notes, 144A(aa)	5.000	10/01/28		650	561,514
Gtd. Notes, 144A	5.250	10/01/30		300	248,404

NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29		525	451,284
Noble Finance II LLC, Gtd. Notes, 144A	8.000	04/15/30		275	275,944
NRG Energy, Inc.,
Gtd. Notes(aa)	5.750	01/15/28		590	554,059
Gtd. Notes, 144A	3.625	02/15/31		175	132,043
Gtd. Notes, 144A	3.875	02/15/32		700	522,842
Jr. Sub. Notes, 144A(aa)	10.250(ff)	03/15/28(oo)		900	868,500
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	9.625	11/15/28	EUR	1,500	1,571,278
Sr. Sec’d. Notes, 144A(aa)	9.750	11/15/28		1,050	1,026,162
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		475	377,414

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
OneMain Finance Corp., (cont’d.)
Gtd. Notes	6.875%	03/15/25	567	$559,814
Gtd. Notes(aa)	7.125	03/15/26	1,375	1,336,243

Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A(aa)	5.125	04/30/31	1,300	1,015,813
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625	05/13/27	267	254,001
Gtd. Notes, 144A	7.250	05/15/31	450	411,784

P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A(aa)	7.750	11/15/25	775	520,423
Park River Holdings, Inc., Gtd. Notes, 144A(aa)	5.625	02/01/29	1,350	994,114
Patrick Industries, Inc., Gtd. Notes, 144A	4.750	05/01/29	150	122,648
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	675	524,503
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	300	274,441

PennyMac Financial Services, Inc., Gtd. Notes, 144A(aa)	5.375	10/15/25	1,150	1,094,723
Permian Resources Operating LLC, Gtd. Notes, 144A	7.000	01/15/32	475	462,564
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A(aa)	9.500	10/01/28	1,000	940,080
Post Holdings, Inc., Gtd. Notes, 144A(aa)	5.500	12/15/29	904	801,846
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A(aa)	5.875	09/01/31	1,125	763,736
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A(aa)	7.250	11/01/25	1,425	1,303,869
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A(aa)	4.500	09/15/26	1,000	766,681
Sr. Unsec’d. Notes, 144A(aa)	6.500	09/15/28	1,525	754,829

Rain Carbon, Inc., Sr. Sec’d. Notes, 144A	12.250	09/01/29	600	610,516
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	32	30,731
Range Resources Corp., Gtd. Notes, 144A	4.750	02/15/30	150	133,410

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750%	12/01/26	750	$706,289
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	4.500	02/15/29	250	212,870
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	3.625	03/01/29	400	325,228
Gtd. Notes, 144A	3.875	03/01/31	425	328,535
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A	7.250	01/15/30	800	788,000
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	375	340,774
Sr. Unsec’d. Notes, 144A	11.625	08/15/27	650	705,165

Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A(aa)	6.625	03/01/30	900	774,111
Scotts Miracle-Gro Co. (The),
Gtd. Notes(aa)	4.000	04/01/31	1,950	1,451,549
Gtd. Notes	4.375	02/01/32	425	311,705

Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28	175	166,448
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes(aa)	4.750	04/01/29	1,035	876,798
SilverBow Resources, Inc., Sec’d. Notes, 144A, 3 Month LIBOR + 0.750%^	13.052(c)	12/15/28	2,150	2,112,375
Sinclair Television Group, Inc., Gtd. Notes, 144A(aa)	5.125	02/15/27	1,490	1,179,278
SK Invictus Intermediate II Sarl, Sr. Sec’d. Notes, 144A	5.000	10/30/29	1,200	906,000
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A(aa)	6.000	11/01/28	1,273	1,177,131
Southwestern Energy Co.,
Gtd. Notes	4.750	02/01/32	350	300,987
Gtd. Notes(aa)	5.375	02/01/29	875	809,544
Gtd. Notes(aa)	5.375	03/15/30	1,275	1,169,604

SRS Distribution, Inc., Gtd. Notes, 144A	6.000	12/01/29	750	624,436
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	3.375	01/15/31	925	699,690
Sr. Unsec’d. Notes, 144A(aa)	4.375	07/15/30	975	797,657

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes, 144A	5.000%	06/01/31	575	$481,278
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875	05/15/25	625	600,753
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	700	606,568
Gtd. Notes	4.500	04/30/30	850	728,956

SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A(aa)	6.500	10/01/29	1,600	904,351
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A(aa)	5.500	01/15/28	2,963	2,607,692
Gtd. Notes, 144A	6.000	12/31/30	50	42,386
Gtd. Notes, 144A	7.500	10/01/25	225	222,225
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	625	585,928
Sr. Unsec’d. Notes, 144A(aa)	5.125	08/01/30	1,525	1,285,044

Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A(aa)	5.750	06/01/25	1,425	1,392,186
Tenet Healthcare Corp.,
Sr. Sec’d. Notes(aa)	4.250	06/01/29	1,675	1,435,180
Sr. Sec’d. Notes(aa)	4.375	01/15/30	3,875	3,281,297
Sr. Sec’d. Notes, 144A(aa)	6.750	05/15/31	1,000	949,877
Sr. Unsec’d. Notes(aa)	6.875	11/15/31	525	484,461

Tenneco, Inc., Sr. Sec’d. Notes, 144A(aa)	8.000	11/17/28	1,150	922,876
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	675	616,597
TopBuild Corp., Gtd. Notes, 144A	4.125	02/15/32	500	396,481
TPC Group, Inc., Sr. Sec’d. Notes, 144A (original cost $774,718; purchased 12/15/22 - 05/16/23)(f)	13.000	12/16/27	776	777,582
TransDigm, Inc., Gtd. Notes	4.625	01/15/29	700	603,103

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Transocean, Inc., Gtd. Notes, 144A	8.000%	02/01/27	150	$140,327
TriMas Corp., Gtd. Notes, 144A(aa)	4.125	04/15/29	1,200	1,005,696
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	850	790,579
Sr. Sec’d. Notes, 144A(aa)	4.625	04/15/29	1,086	918,155
United Rentals North America, Inc.,
Gtd. Notes(aa)	3.750	01/15/32	975	775,733
Gtd. Notes	3.875	02/15/31	477	391,885
Gtd. Notes(aa)	5.250	01/15/30	1,200	1,097,427
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(aa)	4.500	05/01/29	475	377,682
Sr. Sec’d. Notes, 144A(aa)	6.625	06/01/27	4,475	4,087,490

Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30	375	367,500
Vector Group Ltd., Sr. Sec’d. Notes, 144A(aa)	5.750	02/01/29	1,950	1,653,254
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A	9.500	02/01/29	2,675	2,713,273
Sr. Sec’d. Notes, 144A	9.875	02/01/32	2,875	2,915,927

Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	445	441,935
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	5.625	09/15/25	1,650	1,531,775
Sr. Unsec’d. Notes, 144A	7.500	05/30/31	575	375,978
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	1,000	900,900
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	750	678,750

Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	250	221,250
Vista Outdoor, Inc., Gtd. Notes, 144A	4.500	03/15/29	250	232,713
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	750	685,599
Jr. Sub. Notes, 144A(aa)	8.000(ff)	10/15/26(oo)	875	831,324
Vistra Operations Co. LLC,
Gtd. Notes, 144A(aa)	4.375	05/01/29	1,375	1,165,572
Gtd. Notes, 144A(aa)	5.000	07/31/27	1,330	1,220,212
Gtd. Notes, 144A(aa)	5.625	02/15/27	1,100	1,035,228

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Vital Energy, Inc.,
Gtd. Notes	9.750%	10/15/30	175	$171,545
Gtd. Notes	10.125	01/15/28	175	175,505

VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	650	581,547
VT Topco, Inc., Sr. Sec’d. Notes, 144A	8.500	08/15/30	300	292,482
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	575	503,450
Windsor Holdings III LLC, Sr. Sec’d. Notes, 144A	8.500	06/15/30	850	832,964
Wolverine World Wide, Inc., Gtd. Notes, 144A(aa)	4.000	08/15/29	1,600	1,191,439
WR Grace Holdings LLC, Sr. Sec’d. Notes, 144A	7.375	03/01/31	200	185,400
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A(aa)	5.125	10/01/29	860	734,321
XPO Escrow Sub LLC, Gtd. Notes, 144A	7.500	11/15/27	275	274,642
XPO, Inc., Gtd. Notes, 144A(aa)	7.125	06/01/31	1,050	1,022,918
				265,158,353
Vietnam 0.3%
Mong Duong Finance Holdings BV, Sr. Sec’d. Notes, 144A (aa)	5.125	05/07/29	1,530	1,377,796
Zambia 0.5%
First Quantum Minerals Ltd.,
Gtd. Notes, 144A	6.875	03/01/26	200	175,450
Gtd. Notes, 144A(aa)	7.500	04/01/25	1,844	1,719,714
Gtd. Notes, 144A	8.625	06/01/31	775	652,938
				2,548,102

Total Corporate Bonds (cost $556,795,436)				463,089,307

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans 3.5%
Jamaica 0.5%
Digicel International Finance Ltd., First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%	8.981%(c)	05/27/24		2,398	$2,192,158
United Kingdom 1.0%
Constellation Automotive Group Ltd., Facility 1 Loan, SONIA + 7.500%	12.709(c)	07/27/29	GBP	3,000	2,455,817
EG Group Ltd., Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000%	10.972(c)	04/30/27	EUR	2,780	2,635,109
					5,090,926
United States 2.0%
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.835(c)	01/18/28		3,227	3,007,830
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 10.100%	12.775(c)	05/25/26		260	97,393
Second Lien Term Loan, 6 Month SOFR + 3.500%	10.685(c)	08/24/26		265	2,984

Great Outdoors Group LLC, Term B-2 Loan, 3 Month SOFR + 4.012%	9.402(c)	03/06/28		1,459	1,445,297
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%	12.500(c)	07/30/26(d)		2,470	494,690
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	9.165(c)	03/01/29		1,122	1,067,278
MLN US HoldCo LLC,
3L Term B Loans, 3 Month SOFR + 9.250%^	14.745(c)	10/18/27		4	320
Initial Term Loan, 3 Month SOFR + 6.440%	11.935(c)	10/18/27		27	18,328
Initial Term Loan (Second Out (1st Lien Roll-Up)), 3 Month SOFR + 6.800%	12.195(c)	10/18/27		61	15,687

NCR Atleos, LLC, Term B Loan, 1 Month SOFR + 4.850%	10.176(c)	03/27/29		1,250	1,192,709
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	10.699(c)	07/14/28		1,410	1,280,126

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
United States (cont’d.)

Univision Communications, Inc., 2021 Replacement Term Loan, 1 Month SOFR + 3.364%	8.689%(c)	03/15/26	526	$521,444
Venator Finance Sarl, Term Loan	—(p)	10/12/28	664	649,888
				9,793,974

Total Floating Rate and Other Loans (cost $21,978,148)				17,077,058
Sovereign Bonds 20.2%
Angola 1.1%
Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250	05/09/28	3,160	2,682,050
Sr. Unsec’d. Notes	9.500	11/12/25	2,445	2,344,908
Sr. Unsec’d. Notes, EMTN	8.000	11/26/29	650	520,000
				5,546,958
Argentina 1.5%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.750(cc)	07/09/30	6,608	1,836,931
Sr. Unsec’d. Notes	1.000	07/09/29	1,237	330,959
Sr. Unsec’d. Notes	3.625(cc)	07/09/35	1,864	458,460
Sr. Unsec’d. Notes	4.250(cc)	01/09/38	13,769	4,144,543

Provincia de Buenos Aires, Sr. Unsec’d. Notes, 144A, MTN	6.375(cc)	09/01/37	1,284	411,654
				7,182,547
Bahrain 0.3%
Bahrain Government International Bond,
Sr. Unsec’d. Notes(aa)	6.750	09/20/29	1,240	1,195,050
Sr. Unsec’d. Notes	7.000	10/12/28	430	427,312
				1,622,362

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Brazil 1.5%
Brazilian Government International Bond,
Sr. Unsec’d. Notes(aa)	3.875%	06/12/30		3,960	$3,398,511
Sr. Unsec’d. Notes(aa)	4.500	05/30/29		3,170	2,918,207
Sr. Unsec’d. Notes(aa)	5.625	01/07/41		1,500	1,218,750
					7,535,468
Cameroon 0.3%
Republic of Cameroon International Bond,
Sr. Unsec’d. Notes	5.950	07/07/32	EUR	290	197,055
Sr. Unsec’d. Notes	9.500	11/19/25		1,080	1,036,130
					1,233,185
Colombia 1.7%
Colombia Government International Bond,
Sr. Unsec’d. Notes(aa)	3.000	01/30/30		3,200	2,457,600
Sr. Unsec’d. Notes(aa)	3.875	04/25/27		1,290	1,172,610
Sr. Unsec’d. Notes(aa)	4.500	03/15/29		1,770	1,534,590
Sr. Unsec’d. Notes(aa)	6.125	01/18/41		2,645	2,010,200
Sr. Unsec’d. Notes	7.375	09/18/37		780	700,050
Sr. Unsec’d. Notes	7.500	02/02/34		430	400,975
					8,276,025
Dominican Republic 1.8%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	5.500	01/27/25		1,225	1,201,872
Sr. Unsec’d. Notes	5.950	01/25/27		3,000	2,882,730
Sr. Unsec’d. Notes	6.850	01/27/45		1,840	1,531,800
Sr. Unsec’d. Notes	7.450	04/30/44		2,300	2,067,700
Sr. Unsec’d. Notes, 144A	5.875	01/30/60		855	606,195
Sr. Unsec’d. Notes, 144A	7.050	02/03/31		320	306,560
					8,596,857
Ecuador 0.4%
Ecuador Government International Bond,
Sr. Unsec’d. Notes	6.000(cc)	07/31/30		720	364,680
Sr. Unsec’d. Notes, 144A	2.500(cc)	07/31/40		901	301,525
Sr. Unsec’d. Notes, 144A	3.500(cc)	07/31/35		1,829	693,123

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ecuador (cont’d.)
Ecuador Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	5.583%(s)	07/31/30		414	$122,692
Sr. Unsec’d. Notes, 144A	6.000(cc)	07/31/30		786	397,957
					1,879,977
Egypt 0.9%
Egypt Government International Bond,
Sr. Unsec’d. Notes	5.800	09/30/27		335	213,563
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	1,845	1,050,320
Sr. Unsec’d. Notes, EMTN	4.750	04/11/25	EUR	330	276,392
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	3,340	2,391,008
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	860	484,975
					4,416,258
El Salvador 0.2%
El Salvador Government International Bond, Sr. Unsec’d. Notes	8.250	04/10/32		1,000	777,500
Gabon 0.4%
Gabon Government International Bond,
Sr. Unsec’d. Notes	6.625	02/06/31		340	238,850
Sr. Unsec’d. Notes	6.950	06/16/25		1,220	1,058,350
Sr. Unsec’d. Notes, 144A	6.625	02/06/31		650	456,625
Sr. Unsec’d. Notes, 144A	7.000	11/24/31		540	379,350
					2,133,175
Ghana 0.2%
Ghana Government International Bond,
Sr. Unsec’d. Notes	7.875	03/26/27(d)		1,860	809,100
Sr. Unsec’d. Notes	8.125	01/18/26(d)		390	171,113
					980,213
Guatemala 0.3%
Guatemala Government Bond,
Sr. Unsec’d. Notes	4.375	06/05/27		1,140	1,043,100

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Guatemala (cont’d.)
Guatemala Government Bond, (cont’d.)
Sr. Unsec’d. Notes	4.900%	06/01/30		450	$400,275
Sr. Unsec’d. Notes	6.125	06/01/50		300	238,500
					1,681,875
Honduras 0.2%
Honduras Government International Bond, Sr. Unsec’d. Notes	6.250	01/19/27		930	864,165
Hungary 0.2%
Magyar Export-Import Bank Zrt, Gov’t. Gtd. Notes, 144A	6.125	12/04/27		890	869,886
Iraq 0.1%
Iraq International Bond, Sr. Unsec’d. Notes	5.800	01/15/28		667	591,921
Ivory Coast 0.9%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	270	215,337
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	2,480	2,158,312
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	1,245	1,062,101
Sr. Unsec’d. Notes	6.875	10/17/40	EUR	1,460	1,118,068
					4,553,818
Jordan 0.1%
Jordan Government International Bond, Sr. Unsec’d. Notes, 144A	7.500	01/13/29		515	477,019
Lebanon 0.1%
Lebanon Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22(d)		2,000	122,040
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22(d)		2,550	153,000
					275,040

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Mongolia 0.1%
Mongolia Government International Bond, Sr. Unsec’d. Notes, EMTN	8.750%	03/09/24		270	$270,421
Morocco 0.6%
Morocco Government International Bond,
Sr. Unsec’d. Notes	1.500	11/27/31	EUR	860	666,550
Sr. Unsec’d. Notes	2.000	09/30/30	EUR	1,150	973,452
Sr. Unsec’d. Notes, 144A	5.950	03/08/28		750	734,063
Sr. Unsec’d. Notes, 144A	6.500	09/08/33		495	474,581
					2,848,646
Mozambique 0.4%
Mozambique International Bond, Unsec’d. Notes	9.000	09/15/31		2,295	1,772,383
Nigeria 0.2%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.875	02/16/32		920	733,700
Sr. Unsec’d. Notes, EMTN	6.500	11/28/27		450	387,000
					1,120,700
Oman 0.8%
Oman Government International Bond,
Sr. Unsec’d. Notes	5.625	01/17/28		1,525	1,469,734
Sr. Unsec’d. Notes	6.500	03/08/47		1,120	971,600
Sr. Unsec’d. Notes	6.750	01/17/48		720	641,700
Sr. Unsec’d. Notes, EMTN	6.000	08/01/29		1,015	984,550
					4,067,584
Pakistan 0.6%
Pakistan Government International Bond,
Sr. Unsec’d. Notes	8.250	04/15/24		1,840	1,642,347
Sr. Unsec’d. Notes	8.250	09/30/25		290	203,249
Sr. Unsec’d. Notes, 144A	8.250	04/15/24		530	473,068

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Pakistan (cont’d.)
Pakistan Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	8.250%	09/30/25		610	$427,525
Sr. Unsec’d. Notes, EMTN	7.375	04/08/31		660	320,245
					3,066,434
Paraguay 0.2%
Paraguay Government International Bond, Sr. Unsec’d. Notes	6.100	08/11/44		950	794,200
Romania 0.7%
Romanian Government International Bond, Sr. Unsec’d. Notes, 144A	7.125	01/17/33		3,374	3,347,188
Senegal 0.4%
Senegal Government International Bond,
Sr. Unsec’d. Notes	4.750	03/13/28	EUR	1,095	1,002,206
Sr. Unsec’d. Notes	5.375	06/08/37	EUR	610	413,082
Sr. Unsec’d. Notes, 144A	5.375	06/08/37	EUR	570	385,995
					1,801,283
Serbia 0.8%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	1,490	1,215,929
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	1,820	1,741,545
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		500	484,970
Sr. Unsec’d. Notes, 144A	6.500	09/26/33		660	618,987
					4,061,431
South Africa 0.3%
Republic of South Africa Government International Bond, Sr. Unsec’d. Notes (aa)	4.850	09/30/29		1,690	1,434,388
Sri Lanka 0.2%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes	5.750	04/18/23(d)		390	202,652
Sr. Unsec’d. Notes	6.200	05/11/27(d)		900	445,581

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Sri Lanka (cont’d.)
Sri Lanka Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.550%	03/28/30(d)		500	$248,215
Sr. Unsec’d. Notes	7.850	03/14/29(d)		400	197,896
					1,094,344
Turkey 1.8%
Turkey Government International Bond,
Sr. Unsec’d. Notes(aa)	4.250	04/14/26		1,750	1,605,625
Sr. Unsec’d. Notes(aa)	4.875	10/09/26		3,000	2,760,000
Sr. Unsec’d. Notes	5.950	01/15/31		495	415,800
Sr. Unsec’d. Notes(aa)	6.000	03/25/27		525	492,844
Sr. Unsec’d. Notes	9.375	03/14/29		745	758,037
Sr. Unsec’d. Notes(aa)	9.375	01/19/33		1,465	1,463,169

Turkiye Government International Bond, Sr. Unsec’d. Notes	9.125	07/13/30		375	374,063
Turkiye Ihracat Kredi Bankasi A/S, Sr. Unsec’d. Notes, 144A, MTN	9.000	01/28/27		745	746,862
					8,616,400
Ukraine 0.6%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375	01/27/32(d)	EUR	605	142,634
Sr. Unsec’d. Notes	6.750	06/20/28(d)	EUR	1,230	322,112
Sr. Unsec’d. Notes	7.750	09/01/24(d)		320	100,800
Sr. Unsec’d. Notes	7.750	09/01/25(d)		260	79,300
Sr. Unsec’d. Notes	7.750	09/01/26(d)		590	168,067
Sr. Unsec’d. Notes	7.750	09/01/27(d)		1,005	285,420
Sr. Unsec’d. Notes	7.750	09/01/28(d)		910	254,800
Sr. Unsec’d. Notes	7.750	09/01/29(d)		1,180	328,040
Sr. Unsec’d. Notes	8.994	02/01/26(d)		400	121,375
Sr. Unsec’d. Notes	9.750	11/01/30(d)		3,075	891,750
					2,694,298
United Arab Emirates 0.2%
Finance Department Government of Sharjah, Sr. Unsec’d. Notes, 144A	6.500	11/23/32		950	919,125

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Zambia 0.1%
Zambia Government International Bond,
Sr. Unsec’d. Notes	8.500%	04/14/24(d)	670	$408,909
Sr. Unsec’d. Notes	8.970	07/30/27(d)	480	291,150
				700,059

Total Sovereign Bonds (cost $133,926,605)				98,103,133

	Shares
Common Stocks 1.8%
Luxembourg 0.2%
Intelsat Emergence SA*	51,488	1,266,605
United States 1.6%
CEC Entertainment, Inc.	34,226	604,671
Chesapeake Energy Corp.	25,470	2,192,457
Ferrellgas Partners LP (Class B Stock) (original cost $2,328,464; purchased 09/15/15 - 01/30/17)(f)	8,479	1,449,269
GenOn Energy Holdings, Inc. (Class A Stock)^	14,397	1,066,818
TPC Group, Inc. (original cost $528,485; purchased 12/15/22)*^(f)	48,777	1,073,094
Venator Materials PLC*	323,465,518	1,292,245
		7,678,554

Total Common Stocks (cost $6,495,674)		8,945,159
Rights* 0.0%
Luxembourg
Intelsat Jackson Holdings SA, Series A (Luxembourg) CVR, expiring 12/05/25^	5,390	33,687

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Rights (Continued)*
Luxembourg (cont’d.)
Intelsat Jackson Holdings SA, Series B (Luxembourg) CVR, expiring 12/05/25^	5,390	$21,560

Total Rights (cost $127)		55,247

Total Long-Term Investments (cost $740,522,445)		608,751,096

Short-Term Investment 0.7%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $3,479,791)(wb)	3,479,791	3,479,791

TOTAL INVESTMENTS 125.7% (cost $744,002,236)		612,230,887
Liabilities in excess of other assets(z) (25.7)%		(125,331,885)

Net Assets 100.0%		$486,899,002

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
DAC—Designated Activity Company
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
GMTN—Global Medium Term Note
HSBC—HSBC Bank PLC
iBoxx—Bond Market Indices
iTraxx—International Credit Derivative Index
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TD—The Toronto-Dominion Bank
UAG—UBS AG

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $4,307,854 and 0.9% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $302,919,121 segregated as collateral for amount of $145,000,000 borrowed and outstanding as of October 31, 2023.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $14,488,472. The aggregate value of $7,509,062 is 1.5% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at October 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
154	2 Year U.S. Treasury Notes	Dec. 2023	$31,172,969	$(138,936)
214	5 Year Euro-Bobl	Dec. 2023	26,331,940	(240,191)
38	10 Year U.S. Treasury Notes	Dec. 2023	4,034,531	(69,740)
21	20 Year U.S. Treasury Bonds	Dec. 2023	2,298,187	(215,109)
30	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	3,376,875	(436,007)
184	Euro Schatz Index	Dec. 2023	20,476,563	15,825
				(1,084,158)

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Futures contracts outstanding at October 31, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
32	5 Year U.S. Treasury Notes	Dec. 2023	$3,343,250	$(17,039)
3	10 Year Euro-Bund	Dec. 2023	409,453	10,536
46	10 Year U.K. Gilt	Dec. 2023	5,208,641	(38,913)
				(45,416)
				$(1,129,574)
 Forward foreign currency exchange contracts outstanding at October 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 11/02/23	BNP	GBP	26,362	$31,967,243	$32,041,772	$74,529	$—
Euro,
Expiring 11/02/23	BNP	EUR	61,078	64,396,485	64,632,028	235,543	—
Expiring 11/02/23	BNP	EUR	1,415	1,499,964	1,497,697	—	(2,267)
Expiring 11/02/23	BNP	EUR	1,225	1,298,284	1,296,248	—	(2,036)
				$99,161,976	$99,467,745	310,072	(4,303)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 11/02/23	BARC	GBP	21,400	$26,135,777	$26,010,911	$124,866	$—
Expiring 11/02/23	HSBC	GBP	3,236	3,944,287	3,933,743	10,544	—
Expiring 11/02/23	HSBC	GBP	829	1,006,481	1,007,636	—	(1,155)
Expiring 11/02/23	TD	GBP	896	1,094,260	1,089,481	4,779	—
Expiring 12/04/23	BNP	GBP	26,362	31,972,858	32,048,821	—	(75,963)
Euro,
Expiring 11/02/23	BNP	EUR	61,410	65,140,347	64,982,734	157,613	—
Expiring 11/02/23	BNP	EUR	284	300,522	300,022	500	—
Expiring 11/02/23	CITI	EUR	456	482,104	482,073	31	—
Expiring 11/02/23	HSBC	EUR	517	541,789	547,014	—	(5,225)
Expiring 11/02/23	SSB	EUR	166	176,089	176,049	40	—
Expiring 11/02/23	SSB	EUR	130	136,952	137,912	—	(960)

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Forward foreign currency exchange contracts outstanding at October 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 11/02/23	UAG	EUR	756	$797,874	$800,170	$—	$(2,296)
Expiring 12/04/23	BNP	EUR	61,078	64,479,063	64,724,016	—	(244,953)
				$196,208,403	$196,240,582	298,373	(330,552)
						$608,445	$(334,855)
Credit default swap agreements outstanding at October 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Value at Trade Date		Value at October 31, 2023		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.41.V1	12/20/28	5.000%(Q)		15,430	$(10,504)		$5,598		$16,102
CDX.NA.IG.41.V1	12/20/28	1.000%(Q)		8,160	(115,060)		(84,495)		30,565
iTraxx.XO.40.V1	12/20/28	5.000%(Q)	EUR	8,090	(322,769)		(217,497)		105,272
					$(448,333)		$(296,394)		$151,939
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at October 31, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Investment Grade Index(T)	1 Day SOFR(Q)/ 5.350%	BNP	12/20/23	(5,210)	$417,670	$—	$417,670
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 5.350%	MSI	03/20/24	(2,790)	456	—	456
					$418,126	$—	$418,126
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).